Tax from continuing operations (Details) - GBP (£) £ in Millions	6 Months Ended			12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022		Mar. 31, 2023
Income taxes paid (refund) [abstract]
Tax charge from continuing operations	£ (307)	£ (447)	[1]
Average effective tax rate	22.40%	26.80%		24.40%

[1]	Comparative amounts have been re-presented to reflect the classification of the Further Acquisition Agreement (the FAA option) as held for sale and within discontinued operations.